CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of Janus Investment Fund. Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

     2. There are no changes to the Prospectus and Statement of Additional Information of Janus Money Market Fund - Service Shares, Janus Government Money Market Fund - Service Shares and Janus Tax-Exempt Money Market Fund - Service Shares of Registrant from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No.77 ("PEA No. 77") on November 21, 1996, pursuant to Rule 485(b) of the 1933 Act.

     3.   The text of PEA No. 77 has been filed electronically.

     DATED:  November 25, 1996

                         JANUS INVESTMENT FUND
                         on behalf of Janus Money Market Fund - Service Shares, Janus Government Money Market Fund - Service Shares, and Janus Tax-Exempt Money Market Fund - Service Shares



                         By:  /s/ Deborah E. Bielicke
                              Deborah E. Bielicke
                              Assistant Vice President